Financing (Details Narrative) (10-K) $ / shares in Units, $ in Thousands					1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 21, 2019 USD ($) $ / shares	Dec. 15, 2018 USD ($)	Sep. 18, 2018 USD ($) $ / shares	Jul. 17, 2018 USD ($) Days $ / shares	Nov. 30, 2019 USD ($)	Oct. 31, 2019 USD ($)	May 31, 2019 USD ($) $ / shares shares	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($) $ / shares	Sep. 30, 2020 USD ($) $ / shares	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares	Jun. 09, 2020 USD ($)	Jun. 20, 2019 USD ($)	Apr. 15, 2019 USD ($)
Repayment of convertible debt												$ 1,023
Proceeds from convertible note													2,500
Beneficial conversion feature													$ 1,173
Convertible price | $ / shares												$ 5.96	$ 7.20
Loss on debt extinguishment										$ (120)	$ (256)	$ (256)
Number of shares of common stock, value								$ 12
Amortization of other debt issuance cost										$ 71	$ 470	497	226
NovellusDx, Ltd. [Member]
Principal amount												350
Interest rate										0.00%
Conversion price | $ / shares										$ 4.50
Merger Agreement [Member] | NovellusDx, Ltd. [Member]
Proceeds from convertible note			$ 1,500
Interest rate		21.00%	10.75%
Conversion price | $ / shares			$ 18.18
Beneficial conversion feature		$ 1,200										1,200	261
Derivatives fair value													31
Interest and amortization of beneficial conversion feature, discontinued operations												$ 637	$ 147
Effective interest rate												81.00%	69.00%
Credit Agreement [Member]
Principal amount													$ 1,500
Beneficial conversion feature													965
Settlement Agreement [Member] | NovellusDx, Ltd. [Member]
Repayment of convertible debt	$ 100					$ 1,000
Interest rate	0.00%
Conversion price | $ / shares	$ 4.50
Debt monthly payments					$ 50
Gain on troubled debt												$ 258
Credit and Merger Agreement [Member] | NovellusDx, Ltd. [Member]
Repayment of convertible debt						708						450
Convertible Note [Member]
Beneficial conversion feature												420	347
Convertible debt												0	2,500
Unamortized debt issuance costs												$ 136	$ 8
Effective interest rate												70.00%	40.00%
Amortization of other debt issuance cost												$ 40	$ 85
Standstill fees												202
Default penalties												409
Cost related to reducing the conversion price												$ 547
Excess Consideration Note [Member] | Settlement Agreement [Member] | NovellusDx, Ltd. [Member]
Proceeds from convertible note	$ 1,000
Convertible Note [Member]
Convertible debt															$ 409
Iliad Research and Trading, L.P. [Member]
Conversion price | $ / shares							$ 6.82
Convertible debt						2,700
Debt convertible amount							$ 350
Number of shares of common stock | shares							51,000					174,000
Number of shares of common stock, value												$ 612
Accrued interest						439
Iliad Research and Trading, L.P. [Member] | Discontinuing Operation [Member]
Loss on debt extinguishment												328
Iliad Research and Trading, L.P. [Member] | Convertible Note [Member]
Principal amount				$ 2,600
Repayment of convertible debt				2,500
Original issue discount				100
Proceeds from convertible note				$ 25
Debt instrument term				18 years
Interest rate				10.00%
Conversion price | $ / shares				$ 24.00					$ 6.82
Trading days | Days				5
Beneficial conversion feature				$ 328
Monthly redemption amount				$ 650
Debt description				The Conversion Price, or by a combination thereof, subject to certain conditions, including that the stock price is $30.00 per share or higher. At maturity, the Company could pay the outstanding balance in cash, the Company's common stock at the Conversion Price, or by a combination thereof, subject to certain conditions. The Convertible Note provided that in the event of default, the lender may, at its option, elect to increase the outstanding balance applying the default effect (defined as outstanding balance at date of default multiplied by 15% plus outstanding amount) by providing written notice to the Company. In addition, the interest rate increases to 22% upon default.
Derivatives fair value													$ 55
Convertible debt									$ 1,300							$ 202
Convertible price | $ / shares									$ 24.00
Debt convertible amount									$ 547
Conversion percentage									10.00%
Unamortized debt issuance costs									$ 37
Loss on debt extinguishment												584
Atlas Sciences, LLC [Member]
Repayment of convertible debt						1,300
Atlas Sciences, LLC [Member] | Unsecured Promissory Note [Member]
Principal amount						1,300								$ 500
Original issue discount						$ 88
Debt instrument term						12 months
Interest rate						10.00%
Atlas Sciences [Member] | Unsecured Promissory Note [Member]
Principal amount												1,300
Original issue discount	$ 88											64
Debt instrument term	12 months
Interest rate	10.00%
Monthly redemption amount	$ 300
Debt description	The Company may prepay the Note Payable at any time without penalty. Upon the occurrence of an event of default, Atlas Sciences can elect to adjust the interest rate to 22% per annum and/or apply the default effect, which increases the outstanding balance of the Note Payable by 15% on the date of default.
Unamortized debt issuance costs												$ 7
Notes payable	$ 1,300
Proceeds from notes payable	1,300
Expenses paid by company	$ 10